INCOME TAX EXPENSE (Table)	12 Months Ended
Jun. 30, 2018
Major components of tax expense (income) [abstract]
Deferred tax assets and liabilities
17	INCOME TAX continued

17.2	DEFERRED TAX

	Deferred tax assets and liabilities relate to the following:

	Amounts in R million	2018	2017

	Deferred tax asset
	Provisions	8.7	5.0
		8.7	5.0

	Deferred tax liability
	Property, plant and equipment	(261.5)	(223.8)
	Provisions, including rehabilitation provision	95.0	80.2
	Other temporary differences (1)	2.8	3.1
		(163.7)	(140.5)

	Net deferred mining and income tax liability	(155.0)	(135.5)

	Movement in the net deferred tax liability is as follows:

	Amounts in R million	2018	2017

	Opening balance	(135.5)	(187.9)

	Recognised in profit or loss	(19.5)	52.4
	Property, plant and equipment	(37.7)	83.1
	Provisions, including rehabilitation provision	18.5	(29.4)
	Other temporary differences (1)	(0.3)	(1.3)

	Closing balance	(155.0)	(135.5)

	(1) Includes the temporary differences on the finance lease obligation.

Deferred tax assets have not been recognised in respect of the following:

Amounts in R million	2018	2017

Tax losses	37.3	20.5
Unredeemed capital expenditure	272.9	272.9
Capital losses	330.0	325.2